Net income per share (Tables)	12 Months Ended
Dec. 31, 2017
Net income per share
Schedule of net income per share

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Net income for the year ended December 31	12,077	44,466	74,389
Opening balance at January 1	21,003	21,090	21,361
RSU Adjustment (see note 12A‑1)	7	—	—
Effect of employee options exercised (1)	27	93	447
Weighted average number of shares at December 31 - basic	21,037	21,183	21,808
Effect of employee options (1)	80	333	769
Weighted average number of shares at December 31 - diluted	21,117	21,516	22,577
Net income per share (In $)
Basic	0.57	2.10	3.41
Diluted	0.57	2.07	3.29

(1)	See Note 26.